Document and Entity Information	Nov. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2024
Entity Registrant Name	THE REAL GOOD FOOD COMPANY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41025
Entity Tax Identification Number	87-1280343
Entity Address Address Line 1	3 Executive Campus
Entity Address Address Line 2	Suite 155
Entity Address City Or Town	Cherry Hill
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08002
City Area Code	856
Local Phone Number	644-5624
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock $0.0001 par value per share
Trading Symbol	RGF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001871149